Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Annual Obligations Under All Non-Cancellable Operating Lease Commitments Including Facility Leases

Future minimum annual obligations under all non-cancellable operating lease commitments, including the facility leases described above, at December 31, 2013 are as follows (in thousands):

	Year Ending December 31, 2013
	Total	2014	2015	2016	2017	2018
Operating lease obligations	$3,023	$840	$839	$853	$491	$—

Summaries of Purchase Obligations

The following table summarizes our purchase obligations at December 31, 2013 (in thousands):

	Payments Due by Period
	Total	Less Than 1 Year	2-3 Years	3-5 Years	More Than 5 Years
Purchase obligations	$2,410	$2,410	$—	$—	$—